Financial Assets and Other Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Schedule of Movement in Non-Current Financial Assets
The breakdown of financial assets and other non-current assets of the Telefónica Group at December 31, 2023 and December 31, 2022 is as follows:

Millions of euros	12/31/2023	12/31/2022
Non-current financial assets (Note 16)	5,201	6,219
Investments	616	497
Credits and other financial assets	741	981
Deposits and guarantees	966	1,163
Trade receivables	1,049	1,019
Receivables for subleases	14	19
Impairment of trade receivables	(125)	(128)
Long-term derivative financial assets (Note 19)	1,940	2,668
Other non-current assets	2,067	1,882
Contractual assets (Note 23)	325	359
Deferred expenses (Note 23)	1,001	854
Long-term receivables for taxes	354	345
Prepayments	387	324
Total	7,268	8,101
The movement in investments, other long-term credits, deposits and guarantees, trade receivables, long-term receivables for subleases and impairment of trade receivables in 2023 and 2022, is as follows:

Millions of euros	Investments	Other long-term credits	Deposits and guarantees	Trade receivables	Long-term receivables for subleases	Impairment of trade receivables
Balance at 12/31/2021	479	890	1,254	752	27	(112)
Additions	12	503	64	616	4	(10)
Disposals	(74)	(94)	(33)	(162)	(4)	3
Translation differences	(1)	2	69	12	1	(13)
Fair value adjustments and financial updates	80	64	26	(2)	—	—
Transfers and other	1	(384)	(217)	(197)	(9)	4
Balance at 12/31/2022	497	981	1,163	1,019	19	(128)
Additions	17	114	9	610	4	(38)
Disposals	(17)	(310)	(111)	(303)	(1)	16
Translation differences	(1)	(17)	30	37	—	(11)
Fair value adjustments and financial updates	115	26	35	1	—	—
Transfers and other	5	(53)	(160)	(315)	(8)	36
Balance at 12/31/2023	616	741	966	1,049	14	(125)